Long Term Debt	12 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Long Term Debt

Note 8—Long Term Debt

(A) Long Term Debt

Long term debt, net consists of the following (in thousands):

	March 31, 2021	March 31, 2020
Principal amount	$171,490	$110,490
Less: unamortized debt discount and issuance costs	(1,210)	(1,898)

Total debt, net	170,280	108,592
Less: current portion	—	—

Total long term debt, net	$170,280	$108,592

Dermavant

In May 2019, Dermavant and certain of its subsidiaries entered into a loan and security agreement (the “Hercules Loan Agreement”) with Hercules Capital, Inc. (“Hercules”), pursuant to which Dermavant borrowed an aggregate of $20.0 million which bears interest at a variable per annum rate at the greater of (i) 9.95% or (ii) the prime rate plus 4.45%. Dermavant is obligated to pay an end of term charge of $1.4 million with the debt maturing 36 months from closing, subject to extension with the achievement of a clinical milestone. Dermavant is obligated to make monthly payments of accrued interest for the first 15 months after closing (the “Interest-only Period”), followed by monthly installments of principal and interest through the maturity date, subject to extension upon certain milestone achievements. In January 2020, the Interest-only Period was extended through June 2021 upon Dermavant’s receipt of net proceeds from equity or debt financings, capital contributions, and proceeds from business development or similar transaction of at least $110.0 million. In July 2020, the clinical milestone was achieved and the term loan maturity was extended to June 1, 2023 and the Interest-only Period was further extended through December 2021. As of March 31, 2021 and March 31, 2020, an aggregate principal amount of $20.0 million and end of term charge of $1.4 million remained outstanding. In May 2021, Dermavant repaid all amounts outstanding under the Hercules Loan Agreement using the proceeds from the $40.0 million Credit Facility entered into by Dermavant and certain of its subsidiaries in May 2021. Refer to Note 19, “Subsequent Events” for additional detail.

In connection with Dermavant’s acquisition of tapinarof from GSK, Dermavant and NovaQuest Co-Investment Fund VIII, L.P.(“NovaQuest”) entered into a funding agreement (the “NovaQuest Agreement”). Pursuant to the NovaQuest Agreement, Dermavant borrowed $100.0 million in August 2018 and $17.5 million in October 2018 in exchange for an obligation to make certain variable future payments calculated as a function of the achievement of regulatory and commercial milestones or events of termination. The aggregate maximum amount of regulatory milestone payments that Dermavant could be required to make under the NovaQuest Agreement is $440.6 million, and the maximum aggregate amount of commercial milestone payments is $141.0 million. In some circumstances, Dermavant may be able to offset certain of the regulatory milestone payments with up to $88.1 million of the commercial milestone payments. At issuance, the Company concluded that certain features of the long-term debt would be considered derivatives that would require bifurcation. In lieu of bifurcating various features in the agreement, the Company has elected the fair value option for this financial instrument and will record the changes in the fair value within the statements of operations at the end of each reporting period. Direct costs and fees related to the debt issued under the NovaQuest Agreement were recognized in earnings. As of March 31, 2021 and 2020, the fair value of the debt was $150.1 million and $89.1 million, respectively. Refer to Note 15, “Fair Value Measurements” for additional details regarding the fair value measurement.

(B) Debt Maturities

Annual maturities, including the end of term charge, of debt outstanding as of March 31, 2021 are as follows (in thousands). Long term debt held by Dermavant for which the fair value option has been elected is excluded from the below as the repayment terms are variable.

Years Ending March 31,
2022	$3,129
2023	13,306
2024	4,955
2025	—
2026	—
Thereafter	—

Total	$21,390